Bank borrowings- Maturity schedule (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 5,154	$ 728	¥ 7,356
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	5,154
Between 1 to 2 years	879
Between 2 to 3 years	1,623
Between 3 to 4 years	684
Between 4 to 5 years	30,834
Beyond 5 years	5,784
Total borrowings	¥ 44,958